Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets.
Schedule of other assets

Skr mn	Dec 31, 2019	Dec 31, 2018
Claim against the State for CIRR loans and concessionary loans	9,124	3,915
Cash receivables, funding operations	181	960
Other	29	105
Total	9,334	4,980